Income Taxes - Changes in valuation allowance for deferred tax assets (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2020
Income Tax [Abstract]
Increase (decrease) of valuation allowances of certain foreign subsidiaries	¥ 51,706		¥ 48,883		¥ (59,330)
Increase (decrease) in valuation allowances related to operating loss carryforwards					11,462
Reduction of valuation allowances related to expiration of operating loss carryforwards					(8,637)
Increase (decrease) in valuation allowances related to valuation of financial instruments			(5,871)
Reduction of valuation allowances related to to valuation of financial instruments	(13,575)		(3,409)
Total, Net change during the year	¥ 38,131	[1]	¥ 39,603	[2]	¥ (56,505)	[3]

[1]	Primarily includes an increase of ¥51,706 million of valuation allowances of certain foreign subsidiaries mainly due to an increase in operating loss carryforwards, and a reduction of ¥13,575 million of valuation allowances related to Japanese subsidiaries and the Company mainly due to a decrease of operating loss carryforwards. In total, ¥38,131 million of allowances increased for the year ended March 31, 2022.
[2]	Primarily includes an increase of ¥48,883 million of valuation allowances of certain foreign subsidiaries mainly due to an increase in valuation allowances related to operating loss carryforwards, a reduction of ¥5,871 million of valuation allowances mainly due to an increase in valuation of financial instruments, and a reduction of ¥3,409 million of valuation allowances related to Japanese subsidiaries and the Company mainly due to an increase of valuation of financial instruments and a decrease of accrued pension and severance costs. In total, ¥39,603 million of allowances increased for the year ended March 31, 2021.
[3]	Primarily includes a reduction of ¥59,330 million of valuation allowances of certain foreign subsidiaries mainly by expiration of loss carryforwards, an increase of ¥11,462 million of valuation allowances mainly due to a decrease of valuation of financial instruments, and a reduction of ¥8,637 million related to Japanese subsidiaries and the Company mainly by utilization of loss carryforwards. In total, ¥56,505 million of allowances decreased for the year ended March 31, 2020.